FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The fair value of financial instruments on March 31, 2026 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$538,800	$-
Derivative liabilities-private warrants	$-	$398,644	$-
Derivative liabilities-earnout shares	$-	$-	$-
Derivative liabilities-sponsor earnout shares	$-	$-	$-
Total	$-	$937,444	$-

Mezzanine Equity:
Series C preferred stock	$-	$-	$41,170,508

The fair value of financial instruments on December 31, 2025 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$658,800	$-
Derivative liabilities-private warrants	$-	$487,573	$-
Derivative liabilities-earnout shares	$-	$-	$-
Derivative liabilities-sponsor earnout shares	$-	$-	$-
Total	$-	$1,146,373	$-

Mezzanine Equity:
Series C preferred stock	$-	$-	$41,170,508

The fair value of financial instruments on December 31, 2025 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$658,800	$-
Derivative liabilities-private warrants	$-	$487,573	$-
Derivative liabilities-earnout shares	$-	$-	$-
Derivative liabilities-sponsor earnout shares	$-	$-	$-
Total	$-	$1,146,373	$-

Mezzanine Equity:
Series C preferred stock	$-	$-	$41,170,508

The fair value of financial instruments on December 31, 2024 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$1,020,000
Derivative liabilities-private warrants	$-	$-	$930,053
Derivative liabilities-earnout shares	$-	$-	$785,351
Derivative liabilities-sponsor earnout shares	$-	$-	$267,733
Total	$-	$-	$3,003,137

Mezzanine Equity:
Series C preferred stock	$-	$-	$71,809,025

Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%

Series C Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Stock price	$0.3677	$0.4601
Volatility	28.20%	25.80%
Risk-free rate	3.85%	3.64%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Stock price	$0.4601	$3.0000
Volatility	25.80%	33.50%
Risk-free rate	3.64%	4.38%
Dividend yield	0.00%	0.00%

Earnou Shares And Sponsor Earnout Shares [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS

The following table provides quantitative information regarding Level 2 fair value measurements inputs at their measurement dates: March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Exercise price	$11.5000	$11.5000
Stock price	$0.3677	$0.4601
Public warrant price	$0.0449	$0.0549
Volatility	99.90%	92.40%
Risk-free rate	3.85%	3.64%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Exercise price	$11.5000	$11.5000
Stock price	$0.4601	$3.0000
Public warrant price	$0.0549	$0.0850
Volatility	92.40%	33.50%
Risk-free rate	3.64%	4.38%
Dividend yield	0.00%	0.00%